Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 18,458	$ 18,420
Preferred stock par value	$ 0.01	$ 0.01
Statement [Line Items]
Preferred stock shares authorized	500,000,000	500,000,000
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	424,762,244	424,762,094
Common stock shares outstanding	424,762,244	424,762,094
Treasury stock par value	$ 0.01	$ 0.01
Treasury stock, shares	11,000,000	1,000,000
Series A Convertible Preferred Stock
Statement [Line Items]
Preferred stock shares authorized	100,000,000	100,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0